Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Following are the estimated useful lives of the Group’s property and equipment:
	Estimated Useful Life	Net Residual Value Rate
Leasehold improvements	3 years	5%
Office equipment & furniture	3 – 5 years	5%
Motor vehicles	3 – 5 years	5%

Schedule of Disaggregated Revenue

The following table summarizes disaggregated revenue from contracts with customers by service type:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue from Internet hospital
– Online pharmacy sales and other sales revenue	69,644,697	87,849,203	149,235,145	21,340,342
– Online consultation service and other service revenue	1,364,274	1,190,397	1,477,013	211,210
Subtotal	71,008,971	89,039,600	150,712,158	21,551,552

Revenue from pharmaceuticals supply chain
– Pharmacy retail sales	6,282,249	6,639,199	5,963,663	852,792
– Pharmacy wholesale	227,561,751	246,879,121	243,239,143	34,782,735
Subtotal	233,844,000	253,518,320	249,202,806	35,635,527
Total	304,852,971	342,557,920	399,914,964	57,187,079